Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jul. 01, 2016	Dec. 31, 2015	Sep. 26, 2015	Jun. 27, 2015	Mar. 28, 2015	Dec. 31, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Jul. 01, 2016	Jun. 27, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Net sales	$ 292,852	$ 307,951	$ 278,263	$ 279,902	$ 247,511	$ 290,182	$ 270,407	$ 278,289	$ 248,651	$ 571,758	$ 527,413	$ 1,113,627	$ 1,087,529	$ 1,020,784
Costs and operating expenses:
Cost of sales, exclusive of amortization of intangible assets	120,474			117,770						238,557	219,654	466,019	462,000	434,708
Selling, general and administrative	121,627			108,612						243,556	215,797	454,724	439,872	409,192
Research and development	10,122			8,688						19,976	17,552	35,105	37,277	32,976
Amortization of intangible assets	19,085			19,818						38,663	39,646	79,964	83,944	86,412
Impairment of goodwill														49,600
Costs and Expenses, Total	271,308			254,888						540,752	492,649	1,035,812	1,023,093	1,012,888
Operating income	21,544	20,571	22,480	25,014	9,750	27,745	16,979	15,426	4,286	31,006	34,764	77,815	64,436	7,896
Other (expense) income:
Interest expense, net	(42,396)			(44,564)						(84,666)	(87,430)	(172,290)	(174,325)	(177,570)
Loss on extinguishment of debt				(67,967)							(67,967)	(68,473)	(938)	(1,059)
Other income (expense), net	468			743						752	(3,413)	(7,303)	(5,197)	(1,277)
Nonoperating Income (Expense), Total	(41,928)			(111,788)						(83,914)	(158,810)	(248,066)	(180,460)	(179,906)
Loss before income taxes	(20,384)			(86,774)						(52,908)	(124,046)	(170,251)	(116,024)	(172,010)
Income tax provision (benefit)	3,577			5,911						8,990	7,856	12,256	(4,720)	17,451
Net loss from continuing operations	(23,961)	(25,443)	(25,162)	(92,685)	(39,217)	(18,031)	(28,516)	(26,342)	(38,415)	(61,898)	(131,902)	(182,507)	(111,304)	(189,461)
Net (loss) income from discontinued operations	855			14,873						665	18,865	(157,580)	21,742	(13,101)
Net loss	(23,106)			(77,812)						(61,233)	(113,037)	(340,087)	(89,562)	(202,562)
Net income attributable to noncontrolling interests	(169)			(165)						(362)	(466)	(840)	(972)	(890)
Net loss attributable to DJO Finance LLC	$ (23,275)	$ (49,586)	$ (177,838)	$ (77,977)	$ (35,526)	$ (7,372)	$ (21,206)	$ (25,434)	$ (36,522)	$ (61,595)	$ (113,503)	$ (340,927)	$ (90,534)	$ (203,452)